Commitments and Contingencies (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Expenses related to operating leases, asset retirement obligations, land site Leases and right-of-way agreements
Operating leases	$ 219	$ 205
Asset retirement obligation	10	6
Non operating Income (Expense), Total	$ (229)	$ (211)